Long-Term Debt, Secured Term Loans (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Subsidiary	Dec. 31, 2021 USD ($) Agreement Vessel Intallment	Dec. 31, 2020 USD ($) Subsidiary	Dec. 31, 2019 USD ($)	Dec. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of long term loans agreement | Agreement		2
Number of balloon installment payments | Intallment		1
Arrangement fee percentage		1.00%
Number of tanker vessels used as collateral | Vessel		5
Net book value of tanker vessels used as collateral		$ 123,036
Proceeds from loan agreement		0	$ 34,800	$ 33,000
Interest expense on long-term debt		1,596	1,710	416
Commitment fees		$ 62	$ 54	81
LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Fixed margin rate		2.75%
LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Fixed margin rate		2.85%
Nordea Bank and Piraeus Bank Loans [Member]
Long-Term Debt [Abstract]
Minimum term of charter used as security under loan agreements		2 years
Minimum liquidity requirement		$ 5,000			$ 9,000
Weighted average interest rate		2.90%	3.32%
Interest expense on long-term debt		$ 1,596	$ 1,710	416
Commitment fees		0	6	55
Accrued interest	$ 63	$ 51	$ 63
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary							2
Borrowing capacity				$ 47,000		$ 59,000	$ 33,000
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary	3		3
Borrowing capacity	$ 31,526		$ 31,526
Proceeds from loan agreement	29,958
Amount available for drawdown	$ 0		$ 0